UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    September 30, 2005

Check here if Amendment [ ]; Amendment Number:  _____
  This Amendment (Check only one.):   [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         Baker Bros. Advisors, LLC
              --------------------------------------------
Address:      667 Madison Avenue, 17th Floor
              --------------------------------------------
              New York, NY 10021-8029
              --------------------------------------------

Form 13F File Number:  28-10519

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Leo Kirby
              --------------------------------------------
Title:         Chief Financial Officer
              --------------------------------------------
Phone:         212-521-2418
              --------------------------------------------

Signature, Place, and Date of Signing:

     /s/ Leo Kirby                 New York, N.Y.            November 14, 2005
--------------------------  ---------------------------   ----------------------
       [Signature]                 [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  None

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:              0
                                           -----------

Form 13F Information Table Entry Total:        63
                                           -----------

Form 13F Information Table Entry Value:      683,594
                                           -----------
                                           (thousands)

List of Other Included Managers:  None


   COLUMN 1                   COLUMN 2     COLUMN 3  COLUMN 4           COLUMN 5         COLUMN 6   COLUMN 7           COLUMN 8
                               TITLE
                                OF                     VALUE      SHRS OR     SH/  PUT/  INVESTMENT  OTHER          VOTING AUTHORITY
   NAME OF ISSUER              CLASS       CUSIP      (x$1000)    PRN AMT     PRN  CALL  DISCRETION  MANAGERS    SOLE    SHARED NONE
-----------------              -----       -----      --------    -------     ---  ----  ----------  --------    ----    ------ ----
Acadia Pharmaceuticals Inc.    COM         004225108    7,571       665,904     SH       SOLE                   665,904
Adolor Corp.                   COM         00724X102   11,389     1,066,397     SH       SOLE                 1,066,397
Alexion Pharmaceuticals Inc.   COM         015351109    6,099       220,564     SH       SOLE                   220,564
Allos Therapeutics Inc.        COM         019777101    6,948     2,847,418     SH       SOLE                 2,847,418
American Pharmaceuticals Ptn.  COM         02886P109    2,688        58,860     SH       SOLE                    58,860
Amylin Pharmaceuticals Inc.    COM         032346108   59,901     1,721,801     SH       SOLE                 1,721,801
Anadys Pharmaceuticals Inc.    COM         03252Q408    4,204       393,958     SH       SOLE                   393,958
Arena Pharmaceuticals Inc.     COM         040047102      927        93,609     SH       SOLE                    93,609
Array Biopharma Inc.           COM         04269X105    2,909       405,174     SH       SOLE                   405,174
Autoimmune Inc.                COM         052776101       24        26,100     SH       SOLE                    26,100
Barrier Therapeutics Inc.      COM         06850R108    1,094       130,348     SH       SOLE                   130,348
Biocryst Pharmaceuticals Inc.  COM         09058V103   22,925     2,344,036     SH       SOLE                 2,344,036
Coley Pharmaceutical
  Group Inc.                   COM         19388P106   10,025       550,830     SH       SOLE                   550,830
Corcept Therapeutics Inc.      COM         218352102      500       100,000     SH       SOLE                   100,000
Critical Therapeutics Inc.     COM         22674T105    6,781       719,856     SH       SOLE                   719,856
Cubist Pharmaceuticals Inc.    COM         229678107   12,695       589,355     SH       SOLE                   589,355
Curis Inc.                     COM         231269101      123        26,800     SH       SOLE                    26,800
Cytokinetics Inc.              COM         23282W100      800        98,300     SH       SOLE                    98,300
Dynavax Technologies Corp.     COM         268158102      128        19,100     SH       SOLE                    19,100
Encysive Pharmaceuticals Inc.  COM         29256X107      853        72,397     SH       SOLE                    72,397
Incyte Corp.                   COM         45337C102   15,576     3,314,070     SH       SOLE                 3,314,070
Inhibitex Inc.                 COM         45719T103   27,096     2,662,695     SH       SOLE                 2,662,695
Insmed Inc.                    COM         457669208       44        33,135     SH       SOLE                    33,135
Intermune Inc.                 COM         45884X103    4,157       251,180     SH       SOLE                   251,180
Intrabiotics Pharmaceuticals   COM         46116T506    4,040     1,103,934     SH       SOLE                 1,103,934
Ithaka Acquisition Corporation COM         465707206      395        65,000     SH       SOLE                    65,000
Ligand Pharmaceuticals Inc.    CL B        53220K207      268        38,357     SH       SOLE                    38,357
Martek Bioscience Corp.        COM         572901106    1,851        52,684     SH       SOLE                    52,684
Medarex Inc.                   COM         583916101   11,431     1,200,694     SH       SOLE                 1,200,694
Metabasis Therapeutics Inc.    COM         59101M105    2,902       497,710     SH       SOLE                   497,710
Momenta Pharmaceuticals Inc.   COM         60877T100      884        32,457     SH       SOLE                    32,457
Monogram Biosciences Inc.      COM         60975U108      937       398,619     SH       SOLE                   398,619
Myogen Inc.                    COM         62856E104    3,460       147,215     SH       SOLE                   147,215
Myriad Genetics Inc.           COM         62855J104    3,631       166,100     SH       SOLE                   166,100
Nastech Pharmaceutical Inc.    COM         631728409    1,607       113,680     SH       SOLE                   113,680
Neose Technologies Inc.        COM         640522108    1,356       576,923     SH       SOLE                   576,923
Neurocrine Bioscience Inc.     COM         64125C109      467         9,500     SH       SOLE                     9,500
Neurogen Corp.                 COM         64124E106   36,643     5,325,999     SH       SOLE                 5,325,999
Nuvelo Inc.                    COM         67072M301   10,658     1,110,215     SH       SOLE                 1,110,215
Onyx Pharmaceuticals Inc.      COM         683399109    6,173       247,200     SH       SOLE                   247,200
Panacos Pharmaceuticals Inc.   COM         69811Q106      154        15,800     SH       SOLE                    15,800
Pharmacyclics Inc.             COM         716933106    4,684       519,288     SH       SOLE                   519,288
Pozen Inc.                     COM         73941U102    4,399       400,298     SH       SOLE                   400,298
Praecis Pharmaceuticals Inc.   COM         739421105       24        50,100     SH       SOLE                    50,100
Renovis Inc.                   COM         759885106    4,059       300,000     SH       SOLE                   300,000
Seattle Genetics Inc.          COM         812578102    6,273     1,194,927     SH       SOLE                 1,194,927
Senomyx Inc.                   COM         81724Q107   11,105       652,111     SH       SOLE                   652,111
Telik Inc.                     COM         87959M109    7,395       452,041     SH       SOLE                   452,041
Theravance Inc.                COM         88338T104    8,645       410,869     SH       SOLE                   410,869
Trimeris Inc.                  COM         896263100   55,260     3,602,369     SH       SOLE                 3,602,369
Vertex Pharmaceuticals Inc.    COM         92532F100   12,706       568,519     SH       SOLE                   568,519
Viropharma Inc.                COM         928241108  152,083     7,311,700     SH       SOLE                 7,311,700
Xcyte Therapies Inc.           PFD CV EXCH 98389F408      354        95,500     SH       SOLE                    95,500
Xenoport Inc.                  COM         98411C100    4,541       275,221     SH       SOLE                   275,221
Zymogenetics Inc.              COM         98985T109   12,977       786,464     SH       SOLE                   786,464
Alexion Pharmaceuticals
  Notes 1.375% 2/01/2012       CONV BONDS  015351AF6   45,881    43,800,000     PRN      SOLE                43,800,000
Decode Genetics
  Notes 3.5% 4/15/2011         CONV BONDS  243586AB0    2,591     3,000,000     PRN      SOLE                 3,000,000
Encysive Pharmaceuticals
  Notes 2.5% 3/15/2012         CONV BONDS  29256XAB3    5,077     4,750,000     PRN      SOLE                 4,750,000
Incyte Genomics
  Notes 3.5% 2/15/2011         CONV BONDS  45337CAE2   14,298    19,000,000     PRN      SOLE                19,000,000
Intermune Inc Notes
  .25% 3/01/2011               CONV BONDS  45884XAC7    5,243     6,000,000     PRN      SOLE                 6,000,000
Medarex Inc Notes
  2.25% 5/15/2011              CONV BONDS  583916AG6   13,706    15,000,000     PRN      SOLE                15,000,000
Regeneron Conv Notes
  5.5% 10/17/08                CONV BONDS  75886FAB3   14,044    14,822,000     PRN      SOLE                14,822,000
Viropharma Incorporated
  Notes 6% 3/01/2007           CONV BONDS  928241AC2    5,938     5,975,000     PRN      SOLE                 5,975,000
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